Employee Benefits - Schedule of Discount Rate and Annual Salary Increase Rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate + 25 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	$ (215)	$ (257)
Retroactive severance pay	(2)	(3)
Discount rate – 25 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	220	264
Retroactive severance pay	2	3
Discount rate + 50 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	(424)	(506)
Retroactive severance pay	(4)	(6)
Discount rate – 50 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	447	535
Retroactive severance pay	5	6
Discount rate + 100 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	(827)	(985)
Retroactive severance pay	(9)	(11)
Discount rate – 100 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	918	1,102
Retroactive severance pay	9	12
Annual salary increase rate + 25 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	3	5
Annual salary increase rate - 25 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	(3)	(5)
Annual salary increase rate + 50 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	7	9
Annual salary increase rate - 50 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	(7)	(9)
Annual salary increase rate + 100 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	13	18
Annual salary increase rate - 100 [Member]
Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	$ (13)	$ (18)